Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

OncoGenex Pharmaceuticals, Inc. (referred to as “OncoGenex,” “we,” “us,” or “our”) is committed to the development and commercialization of new therapies that address treatment resistance in cancer patients. We were incorporated in the state of Delaware and are headquartered in Bothell, Washington and have a subsidiary in Vancouver, British Columbia.

Basis of Presentation

The consolidated financial statements include the accounts of OncoGenex and our wholly owned subsidiary, OncoGenex Technologies Inc., or OncoGenex Technologies. All intercompany balances and transactions have been eliminated.

Liquidity

We have historically experienced recurring losses from operations that have generated an accumulated deficit of $196.9 million through December 31, 2016. At December 31, 2016, we had cash, cash equivalents and short-term investments of $25.5 million.